Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2019
Aegean Sea Maritime Holdings Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Amorgos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Andros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Antikithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Antiparos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Amindra Navigation Co.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Crete Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Folegandros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Ikaria Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Ios Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Cayman Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Kithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Kos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Mytilene Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Navios Maritime Acquisition Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Co-Issuer
Country of Incorporation	Delaware
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Rhodes Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Serifos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Shinyo Loyalty Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[2]
Country of Incorporation	Hong Kong
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Shinyo Navigator Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[3]
Country of Incorporation	Hong Kong
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Sifnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Skiathos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Skopelos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Cayman Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Syros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Thera Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Tinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Oinousses Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Psara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Antipsara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Samothrace Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Thasos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Limnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Skyros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Alonnisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[4]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Makronisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[4]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Iraklia Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Paxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[5]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Antipaxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Donoussa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[6]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Schinousa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[7]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Navios Acquisition Europe Finance Inc
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Kerkyra Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[8]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Lefkada Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Zakynthos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Leros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Kimolos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[9]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Samos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Tilos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Delos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Agistri Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Operating Subsidiary
Country of Incorporation	Malta
Statement Of Operations
2019	1/1 - 12/31
2018	1/23 - 12/31
Olivia Enterprises Corp.
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[10]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	7/3 - 12/31
Cyrus Investments Corp.
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[10]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	7/3 - 12/31
Doxa International Corp.
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[10]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	4/10 - 12/31
Navios Maritime Midstream Partners GP LLC
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	1/1 - 12/31
2017	1/1 - 12/31
Navios Maritime Midstream Operating LLC
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	12/14 - 12/31
Navios Maritime Midstream Partners L.P.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	12/14 - 12/31
Navios Maritime Midstream Partners Finance (US) Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Co-borrower
Country of Incorporation	Delaware
Statement Of Operations
2019	1/1 - 12/31
2018	12/14 - 12/31
Shinyo Kannika Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company
Country of Incorporation	Hong Kong
Statement Of Operations
2019	1/1 - 12/31
Shinyo Ocean Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[11]
Country of Incorporation	Hong Kong
Statement Of Operations
2019	1/1 - 12/31
2018	12/14 - 12/31
Shinyo Saowalak Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	British Virgin Is.
Statement Of Operations
2019	1/1 - 12/31
2018	12/14 - 12/31
Shinyo Kieran Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	British Virgin Is.
Statement Of Operations
2019	1/1 - 12/31
2018	12/14 - 12/31
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[12]
Country of Incorporation	Hong Kong
Statement Of Operations
2019	1/1 - 12/31
2018	12/14 - 12/31
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	1/1 - 12/31
2018	12/14 - 12/31
Alkmene Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[13]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	12/14 - 12/31
Persephone Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[13]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	12/14 - 12/31
Rhea Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[13]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	12/20 - 12/31
Aphrodite Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[13]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	12/20 - 12/31
Dione Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[13]
Country of Incorporation	Marshall Is.
Statement Of Operations
2019	12/20 - 12/31

[1]	Currently, vessel-operating company under a sale and leaseback transaction.
[2]	Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
[3]	Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.
[4]	Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard’s inability to issue a refund guarantee.
[5]	Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.
[6]	Former vessel-owner of the Nave Universe which was sold to an unaffiliated third party on October 4, 2016.
[7]	Former vessel-owner of the Nave Constellation which was sold to an unaffiliated third party on November 15, 2016.
[8]	Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary on March 29, 2018.
[9]	On October 8, 2019, Navios Acquisition sold the Nave Electron, a 2002-built VLCC vessel of 305,178 dwt to an unaffiliated third party for a sale price of $25,250.
[10]	Bareboat chartered-in vessels with purchase option, to be delivered in the third and fourth quarter of 2020.In the first quarter of 2019, the Company exercised the option for a third VLCC newbuilding under a bareboat operating lease with an expected delivery in the third quarter of 2021.
[11]	In March 2019, the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt was involved in a collision incident. The Company maintains insurance coverage for such types of events (subject to applicable deductibles and other customary limitations). In May 10, 2019, Navios Acquisition sold the Shinyo Ocean, a 2001-built VLCC vessel of 281,395 dwt to an unaffiliated third party for a sale price of $12,525.
[12]	On March 25, 2019, Navios Acquisition sold the C. Dream, a 2000-built VLCC vessel of 298,570 dwt to an unaffiliated third party for a sale price of $21,750.
[13]	In December 2019, Navios Acquisition acquired five product tankers, two LR1 product tankers and three MR1 product tankers following the Liquidation of Navios Europe I.